Nature of operations and reorganizations (Tables)	12 Months Ended
Dec. 31, 2020
Nature of operations and reorganizations
Summary of major subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2020, major subsidiaries, VIE and VIE’s subsidiaries of Relx HK, as the holding company of the PRC Business, was as follows:

			Percentage of
			direct or
			indirect
	Place of	Date of	economic
	incorporation	incorporation	ownership	Principal activities
Subsidiaries
Beijing Yueke Technology Co., Ltd.	Beijing, China	October 25, 2018	100%	Investment holding
Shanghai Wuke Information Technology Co., Ltd. (“Shanghai Wuke”)	Shanghai, China	July 26, 2019	100%	Investment holding
VIE
Beijing Wuxin Technology Co., Ltd.	Beijing, China	February 22, 2018	100%	Investment holding
Subsidiaries of VIE
Shenzhen Wuxin Technology Co., Ltd.	Shenzhen, China	January 2, 2018	100%	Selling e‑vapor products, research and development
Ningbo Wuxin Information Technology Co., Ltd. (“Ningbo Wuxin”)	Ningbo, China	October 10, 2018	100%	Selling e‑vapor products

Summary of consolidated financial information of the VIE and its subsidiaries

The following consolidated financial information of the VIE and its subsidiaries taken as a whole as of December 31, 2019 and 2020 and for the period from January 2, 2018 (date of inception) to December 31, 2018 and for the years ended December 31, 2019 and 2020 was included in the consolidated financial statements of the Group as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Current assets
Cash and cash equivalents	129,576	874,757
Restricted cash	348,548	340,813
Receivables from online payment platforms	9,545	862
Short‑term investments	40,000	1,473,349
Accounts and notes receivable	38,795	20,089
Inventories, net	219,311	329,123
Prepayments and other current assets	103,180	58,192
Amounts due from related parties	—	218,860
Total current assets	888,955	3,316,045
Non‑current assets
Amounts due from related parties	71,788	—
Property, equipment and leasehold improvement, net	66,452	74,428
Intangible assets, net	5,399	5,393
Long‑term investments	5,000	4,000
Deferred tax assets	44	5,893
Right‑of‑use assets, net	90,227	91,743
Other non‑current assets	21,266	11,354
Total non‑current assets	260,176	192,811
Total assets	1,149,131	3,508,856
Current liabilities
Accounts and notes payable	499,021	1,459,438
Contract liabilities	18,410	320,434
Salary and welfare benefits payable	41,491	179,558
Taxes payable	2,778	363,460
Accrued expenses and other current liabilities	25,632	116,919
Amounts due to related parties	292	105,216
Lease liabilities ‑ current portion	31,439	45,073
Total current liabilities	619,063	2,590,098
Non‑current liabilities
Amounts due to related parties	351,510	—
Deferred tax liabilities	10,574	5,210
Lease liabilities ‑ non‑current portion	61,338	49,448
Total non‑current liabilities	423,422	54,658
Total liabilities	1,042,485	2,644,756

	For the period from
	January 2, 2018 (date
	of inception) to	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net revenues	131,663	1,547,363	3,819,712
Net income/(loss)	123	46,885	(172,862)
Net cash (used in)/generated from operating activities	(98)	366,618	2,576,363
Net cash used in investing activities	(397)	(209,184)	(1,696,105)
Net cash generated from/(used in) financing activities	68,495	252,690	(142,812)
Net increase in cash, cash equivalents and restricted cash	68,000	410,124	737,446